Document and Entity Information	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends and supplements the Initial Report to provide financial statements of Balance Health, and the pro forma financial statements of the Company after giving effect to the Acquisition, as required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment. This Amendment should be read in conjunction with the Initial Report, which provides a more complete description of the Acquisition.
Document Period End Date	Aug. 16, 2021
Entity Registrant Name	VILLAGE FARMS INTERNATIONAL, INC.
Entity Central Index Key	0001584549
Entity Emerging Growth Company	false
Entity File Number	001-38783
Entity Incorporation, State or Country Code	Z4
Entity Tax Identification Number	98-1007671
Entity Address, Address Line One	4700-80th Street
Entity Address, City or Town	Delta
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4K 3N3
City Area Code	604
Local Phone Number	940-6012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	VFF
Security Exchange Name	NASDAQ